Organization and Principal Activities - Cash flow statement of VIE and the VIE's subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization and Principal Activities
Net cash and cash equivalents and restricted cash provided by continuing operating activities	¥ 1,495,138	¥ 1,207,601	¥ 426,607
Net cash and cash equivalents and restricted cash provided by discontinued operating activities			15,365
Net cash and cash equivalents and restricted cash provided by/(used in) continuing investing activities	(2,722,879)	(157,570)	(13,556)
Net cash and cash equivalents and restricted cash used in discontinued investing activities			(31,699)
Net cash and restricted cash provided by/(used in) financing activities	196,844	(9,113)	18,046
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,035,694)	1,045,764	421,351
VIE
Organization and Principal Activities
Net cash and cash equivalents and restricted cash provided by continuing operating activities	8,837	349,753	123,156
Net cash and cash equivalents and restricted cash provided by discontinued operating activities			15,365
Net cash and cash equivalents and restricted cash provided by/(used in) continuing investing activities	15,364	(81,861)	4,203
Net cash and cash equivalents and restricted cash used in discontinued investing activities			(31,699)
Net cash and restricted cash provided by/(used in) financing activities		(74,000)	27,800
Net increase/(decrease) in cash and cash equivalents and restricted cash	¥ 24,201	¥ 193,892	¥ 138,825